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                                UBS MUTUAL FUNDS

Supplement to the Statements of Additional Information of the Funds listed below


                                                                  April 19, 2004

Dear Investor,

         The following information supplements the information contained in the section entitled "Organization of the Trust/Funds; Directors/Trustees and Officers; Principal Holders and Management Ownership of Securities" in the Statements of Additional Information ("SAI").

         Effective April 19, 2004, Brian M. Storms resigned as a Director or Trustee and Chairman of Board. Therefore, all information relating to Mr. Storms contained in each SAI is deleted.


                                                                 Item No. ZS-255


This supplement applies to the following Funds:
UBS Cashfund Inc.
UBS LIR Government Securities Fund
UBS LIR Treasury Securities Fund
UBS Select Money Market Fund
UBS Select Treasury Fund
UBS Cash Reserves Fund
UBS Liquid Assets Fund
UBS RMA New York Municipal Money Fund
UBS RMA California Municipal Money Fund
UBS Money Market Fund
UBS RMA New Jersey Municipal Money Fund
UBS RMA Money Market Portfolio
UBS RMA U.S. Government Portfolio
UBS Retirement Money Fund
UBS RMA Tax-Free Fund
UBS Tactical Allocation Fund
UBS S&P 500 Index Fund
UBS PACE Money Market Investments
UBS PACE Government Securities Fixed Income Investments
UBS PACE Intermediate Fixed Income Investments
UBS PACE Strategic Fixed Income Investments
UBS PACE Municipal Fixed Income Investments
UBS PACE Global Fixed Income Investments
UBS PACE Large Co Value Equity Investments
UBS PACE Large Co Growth Equity Investments
UBS PACE Small/Medium Co Value Equity Investments
UBS PACE Small/Medium Co Growth Equity Investments
UBS PACE International Equity Investments
UBS PACE International Emerging Markets Equity Investments